OTHER NON-OPERATING (LOSS)/ INCOME, NET - Schedule Of Other Nonoperating Income Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other non-operating (loss)/income, net	¥ 2,072	$ 300	¥ 112,909	¥ (1,610)
(Loss)/gains from fair value changes of equity securities investments, net [Member]
Other non-operating (loss)/income, net	(1,792)		112,354	(1,610)
Others [Member]
Other non-operating (loss)/income, net	¥ 3,864		¥ 555	¥ 0